Long-Lived Assets	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Long-Lived Assets

(7) Long-Lived Assets

Property and Equipment

Property and equipment consists of the following:

	Useful Life (Years)	December 31, 2024	December 31, 2023
Machinery and equipment	5 - 7	$2,636	$2,357
Computers and software	2	1,279	970
Furniture	5	425	474
Leasehold improvements	5	772	772
Other property	7	13	13
Construction in progress		331	598
Gross property and equipment		5,456	5,184
Less accumulated depreciation		(3,787)	(3,093)
Net property and equipment		$1,669	$2,091

Depreciation expense for property and equipment for the years ended December 31, 2024 and 2023, was $0.7 million and $0.7 million, respectively. The Company did not recognize any impairment losses for the years ended December 31, 2024 and 2023, other than losses on disposal of $0.02 million and $0.04 million in 2024 and 2023, respectively.